Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 8,546,448	$ 1,234,536	¥ 7,209,989
Secured bank facilities [member]
Disclosure of trade and other receivables [line items]
Bills receivable	0		16,400
Joint ventures [member]
Disclosure of trade and other receivables [line items]
Bills receivable	25,800	3,700	1,300
Other related parties [member]
Disclosure of trade and other receivables [line items]
Bills receivable	¥ 58,500	$ 8,400	¥ 1,100